Shareholder Report, Average Annual Return (Details)	12 Months Ended		17 Months Ended	49 Months Ended	60 Months Ended		120 Months Ended
	Jul. 31, 2026	Jul. 31, 2016	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Without Sales Load [Member] | C000226851
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.99%)				(1.90%)		(4.04%)
Without Sales Load [Member] | C000226852
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.93%)				(2.86%)		(4.93%)
Without Sales Load [Member] | C000226849
Average Annual Return [Line Items]
Average Annual Return, Percent	3.29%				2.93%		3.29%
Without Sales Load [Member] | C000226850
Average Annual Return [Line Items]
Average Annual Return, Percent	2.30%				1.89%		2.25%
Without Sales Load [Member] | C000008397
Average Annual Return [Line Items]
Average Annual Return, Percent	34.95%				7.94%		11.95%
Without Sales Load [Member] | C000008398
Average Annual Return [Line Items]
Average Annual Return, Percent	33.66%				6.87%		10.82%
Without Sales Load [Member] | C000008368
Average Annual Return [Line Items]
Average Annual Return, Percent	(12.47%)				(8.91%)		(13.21%)
Without Sales Load [Member] | C000008369
Average Annual Return [Line Items]
Average Annual Return, Percent	(13.32%)				(9.74%)		(14.04%)
Without Sales Load [Member] | C000008429
Average Annual Return [Line Items]
Average Annual Return, Percent	112.99%				10.58%		12.57%
Without Sales Load [Member] | C000008430
Average Annual Return [Line Items]
Average Annual Return, Percent	110.88%				9.47%		11.46%
Without Sales Load [Member] | C000229022
Average Annual Return [Line Items]
Average Annual Return, Percent	(48.28%)				3.36%	3.10%
Without Sales Load [Member] | C000008334
Average Annual Return [Line Items]
Average Annual Return, Percent	17.40%				10.64%		12.86%
Without Sales Load [Member] | C000008335
Average Annual Return [Line Items]
Average Annual Return, Percent	16.25%				9.55%		11.75%
Without Sales Load [Member] | C000008415
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.38%)				3.98%		13.48%
Without Sales Load [Member] | C000008416
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.21%)				2.99%		12.37%
Without Sales Load [Member] | C000008431
Average Annual Return [Line Items]
Average Annual Return, Percent	2.47%				1.52%		11.60%
Without Sales Load [Member] | C000008432
Average Annual Return [Line Items]
Average Annual Return, Percent	1.49%				0.52%		10.49%
Without Sales Load [Member] | C000008433
Average Annual Return [Line Items]
Average Annual Return, Percent	8.33%				(1.14%)		6.47%
Without Sales Load [Member] | C000008434
Average Annual Return [Line Items]
Average Annual Return, Percent	7.25%				(2.12%)		5.42%
Without Sales Load [Member] | C000251052
Average Annual Return [Line Items]
Average Annual Return, Percent	(52.11%)		(22.98%)
Without Sales Load [Member] | C000008435
Average Annual Return [Line Items]
Average Annual Return, Percent	57.44%				28.54%		7.46%
Without Sales Load [Member] | C000008436
Average Annual Return [Line Items]
Average Annual Return, Percent	55.93%				27.26%		6.40%
Without Sales Load [Member] | C000008338
Average Annual Return [Line Items]
Average Annual Return, Percent	38.39%				12.35%		9.64%
Without Sales Load [Member] | C000008339
Average Annual Return [Line Items]
Average Annual Return, Percent	37.08%				11.24%		8.54%
Without Sales Load [Member] | C000008427
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.01%)				(1.72%)		(1.75%)
Without Sales Load [Member] | C000008428
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.24%)				(2.72%)		(2.72%)
Without Sales Load [Member] | C000008437
Average Annual Return [Line Items]
Average Annual Return, Percent	9.83%				10.82%		14.37%
Without Sales Load [Member] | C000008438
Average Annual Return [Line Items]
Average Annual Return, Percent	8.76%				9.72%		13.22%
Without Sales Load [Member] | C000008439
Average Annual Return [Line Items]
Average Annual Return, Percent	35.93%				2.81%		10.21%
Without Sales Load [Member] | C000008440
Average Annual Return [Line Items]
Average Annual Return, Percent	34.59%				1.79%		9.12%
Without Sales Load [Member] | C000008441
Average Annual Return [Line Items]
Average Annual Return, Percent	23.65%				10.63%		15.35%
Without Sales Load [Member] | C000008442
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%				9.49%		14.18%
Without Sales Load [Member] | C000008399
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.06%)				(2.06%)		15.21%
Without Sales Load [Member] | C000008400
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.03%)				(3.04%)		14.06%
Without Sales Load [Member] | C000008360
Average Annual Return [Line Items]
Average Annual Return, Percent	17.54%				11.28%		15.26%
Without Sales Load [Member] | C000008361
Average Annual Return [Line Items]
Average Annual Return, Percent	16.42%				10.19%		14.12%
Without Sales Load [Member] | C000008358
Average Annual Return [Line Items]
Average Annual Return, Percent	17.58%				9.52%		9.80%
Without Sales Load [Member] | C000008359
Average Annual Return [Line Items]
Average Annual Return, Percent	16.41%				8.42%		8.70%
Without Sales Load [Member] | C000008419
Average Annual Return [Line Items]
Average Annual Return, Percent	19.86%				4.89%		9.46%
Without Sales Load [Member] | C000008420
Average Annual Return [Line Items]
Average Annual Return, Percent	18.68%				3.85%		8.37%
Without Sales Load [Member] | C000008364
Average Annual Return [Line Items]
Average Annual Return, Percent	19.21%				5.60%		8.94%
Without Sales Load [Member] | C000008365
Average Annual Return [Line Items]
Average Annual Return, Percent	18.01%				4.55%		7.85%
Without Sales Load [Member] | C000008352
Average Annual Return [Line Items]
Average Annual Return, Percent	18.82%				6.33%		8.72%
Without Sales Load [Member] | C000008353
Average Annual Return [Line Items]
Average Annual Return, Percent	17.65%				5.27%		7.64%
Without Sales Load [Member] | C000008362
Average Annual Return [Line Items]
Average Annual Return, Percent	18.76%				7.26%		8.60%
Without Sales Load [Member] | C000008363
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%				6.20%		7.53%
Without Sales Load [Member] | C000008356
Average Annual Return [Line Items]
Average Annual Return, Percent	20.11%				11.75%		17.95%
Without Sales Load [Member] | C000008357
Average Annual Return [Line Items]
Average Annual Return, Percent	18.93%				10.61%		16.77%
Without Sales Load [Member] | C000012315
Average Annual Return [Line Items]
Average Annual Return, Percent	104.39%				16.40%		(10.75%)
Without Sales Load [Member] | C000012316
Average Annual Return [Line Items]
Average Annual Return, Percent	102.50%				15.25%		(11.64%)
Without Sales Load [Member] | C000008401
Average Annual Return [Line Items]
Average Annual Return, Percent	100.56%				9.28%		7.07%
Without Sales Load [Member] | C000008402
Average Annual Return [Line Items]
Average Annual Return, Percent	98.65%				8.21%		6.01%
Without Sales Load [Member] | C000008403
Average Annual Return [Line Items]
Average Annual Return, Percent	52.42%				15.33%		7.49%
Without Sales Load [Member] | C000008404
Average Annual Return [Line Items]
Average Annual Return, Percent	50.89%				14.19%		6.42%
Without Sales Load [Member] | C000008405
Average Annual Return [Line Items]
Average Annual Return, Percent	12.48%				(1.98%)		2.72%
Without Sales Load [Member] | C000008406
Average Annual Return [Line Items]
Average Annual Return, Percent	11.37%				(2.95%)		1.70%
Without Sales Load [Member] | C000008421
Average Annual Return [Line Items]
Average Annual Return, Percent	3.23%				6.98%		1.98%
Without Sales Load [Member] | C000008422
Average Annual Return [Line Items]
Average Annual Return, Percent	2.18%				5.93%		0.98%
Without Sales Load [Member] | C000008423
Average Annual Return [Line Items]
Average Annual Return, Percent	6.76%				14.96%		3.55%
Without Sales Load [Member] | C000008424
Average Annual Return [Line Items]
Average Annual Return, Percent	5.68%				13.83%		2.54%
Without Sales Load [Member] | C000008425
Average Annual Return [Line Items]
Average Annual Return, Percent	3.05%				4.29%		1.86%
Without Sales Load [Member] | C000008426
Average Annual Return [Line Items]
Average Annual Return, Percent	1.97%				3.25%		0.85%
Without Sales Load [Member] | C000008407
Average Annual Return [Line Items]
Average Annual Return, Percent	67.91%				48.16%		44.95%
Without Sales Load [Member] | C000008408
Average Annual Return [Line Items]
Average Annual Return, Percent	66.25%				46.69%		43.50%
Without Sales Load [Member] | C000236592
Average Annual Return [Line Items]
Average Annual Return, Percent	62.33%			(37.92%)
Without Sales Load [Member] | C000008386
Average Annual Return [Line Items]
Average Annual Return, Percent	(27.93%)				(19.92%)		(14.19%)
Without Sales Load [Member] | C000008387
Average Annual Return [Line Items]
Average Annual Return, Percent	(28.37%)				(20.51%)		(14.92%)
Without Sales Load [Member] | C000008374
Average Annual Return [Line Items]
Average Annual Return, Percent	(16.38%)				(12.41%)		(18.90%)
Without Sales Load [Member] | C000008375
Average Annual Return [Line Items]
Average Annual Return, Percent	(17.21%)				(13.29%)		(19.69%)
Without Sales Load [Member] | C000012306
Average Annual Return [Line Items]
Average Annual Return, Percent	(40.86%)				(20.58%)		(18.18%)
Without Sales Load [Member] | C000012307
Average Annual Return [Line Items]
Average Annual Return, Percent	(41.48%)				(21.32%)		(18.98%)
Without Sales Load [Member] | C000008370
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.58%)				(0.55%)		(6.54%)
Without Sales Load [Member] | C000008371
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.98%)				(2.50%)		(7.91%)
Without Sales Load [Member] | C000008372
Average Annual Return [Line Items]
Average Annual Return, Percent	(23.88%)				(6.88%)		(12.55%)
Without Sales Load [Member] | C000008373
Average Annual Return [Line Items]
Average Annual Return, Percent	(24.59%)				(7.67%)		(13.37%)
Without Sales Load [Member] | C000008336
Average Annual Return [Line Items]
Average Annual Return, Percent	27.98%				4.74%		9.13%
Without Sales Load [Member] | C000008337
Average Annual Return [Line Items]
Average Annual Return, Percent	26.68%				3.70%		8.04%
Without Sales Load [Member] | C000008354
Average Annual Return [Line Items]
Average Annual Return, Percent	31.48%				4.55%		8.02%
Without Sales Load [Member] | C000008355
Average Annual Return [Line Items]
Average Annual Return, Percent	30.18%				3.50%		6.95%
Without Sales Load [Member] | C000008366
Average Annual Return [Line Items]
Average Annual Return, Percent	34.09%				5.93%		8.14%
Without Sales Load [Member] | C000008367
Average Annual Return [Line Items]
Average Annual Return, Percent	32.76%				4.87%		7.07%
Without Sales Load [Member] | C000008409
Average Annual Return [Line Items]
Average Annual Return, Percent	46.32%				18.35%		29.97%
Without Sales Load [Member] | C000008410
Average Annual Return [Line Items]
Average Annual Return, Percent	44.81%				17.15%		28.67%
Without Sales Load [Member] | C000008376
Average Annual Return [Line Items]
Average Annual Return, Percent	(25.98%)				(20.63%)		(27.63%)
Without Sales Load [Member] | C000008377
Average Annual Return [Line Items]
Average Annual Return, Percent	(26.06%)				(21.19%)		(28.24%)
Without Sales Load [Member] | C000008340
Average Annual Return [Line Items]
Average Annual Return, Percent	31.96%				16.42%		21.96%
Without Sales Load [Member] | C000008341
Average Annual Return [Line Items]
Average Annual Return, Percent	30.65%				15.24%		20.73%
Without Sales Load [Member] | C000057897
Average Annual Return [Line Items]
Average Annual Return, Percent	(25.75%)				(29.94%)		(14.14%)
Without Sales Load [Member] | C000057898
Average Annual Return [Line Items]
Average Annual Return, Percent	(26.46%)				(30.63%)		(14.99%)
Without Sales Load [Member] | C000008346
Average Annual Return [Line Items]
Average Annual Return, Percent	35.05%				12.52%		18.56%
Without Sales Load [Member] | C000008347
Average Annual Return [Line Items]
Average Annual Return, Percent	33.70%				11.40%		17.39%
Without Sales Load [Member] | C000024060
Average Annual Return [Line Items]
Average Annual Return, Percent	28.17%				1.58%		8.26%
Without Sales Load [Member] | C000024061
Average Annual Return [Line Items]
Average Annual Return, Percent	26.93%				0.59%		7.21%
Without Sales Load [Member] | C000024071
Average Annual Return [Line Items]
Average Annual Return, Percent	40.62%				7.77%		9.14%
Without Sales Load [Member] | C000024072
Average Annual Return [Line Items]
Average Annual Return, Percent	39.28%				6.70%		8.08%
Without Sales Load [Member] | C000008350
Average Annual Return [Line Items]
Average Annual Return, Percent	125.23%				36.37%		27.30%
Without Sales Load [Member] | C000008351
Average Annual Return [Line Items]
Average Annual Return, Percent	123.21%				35.06%		26.07%
Without Sales Load [Member] | C000034818
Average Annual Return [Line Items]
Average Annual Return, Percent	98.88%				15.21%		4.19%
Without Sales Load [Member] | C000034819
Average Annual Return [Line Items]
Average Annual Return, Percent	96.50%				13.97%		3.11%
Without Sales Load [Member] | C000008342
Average Annual Return [Line Items]
Average Annual Return, Percent	34.10%				6.62%		12.09%
Without Sales Load [Member] | C000008343
Average Annual Return [Line Items]
Average Annual Return, Percent	32.74%				5.56%		10.98%
Without Sales Load [Member] | C000008348
Average Annual Return [Line Items]
Average Annual Return, Percent	35.80%				16.69%		31.35%
Without Sales Load [Member] | C000008349
Average Annual Return [Line Items]
Average Annual Return, Percent	34.52%				15.53%		30.04%
Without Sales Load [Member] | C000057903
Average Annual Return [Line Items]
Average Annual Return, Percent	3.18%				(29.60%)		(30.18%)
Without Sales Load [Member] | C000057904
Average Annual Return [Line Items]
Average Annual Return, Percent	2.29%				(30.15%)		(30.81%)
Without Sales Load [Member] | C000008382
Average Annual Return [Line Items]
Average Annual Return, Percent	(27.84%)				(16.26%)		(25.33%)
Without Sales Load [Member] | C000008383
Average Annual Return [Line Items]
Average Annual Return, Percent	(28.57%)				(17.07%)		(26.07%)
Without Sales Load [Member] | C000024074
Average Annual Return [Line Items]
Average Annual Return, Percent	(34.78%)				(20.73%)		(26.39%)
Without Sales Load [Member] | C000024075
Average Annual Return [Line Items]
Average Annual Return, Percent	(35.63%)				(21.60%)		(27.15%)
Without Sales Load [Member] | C000024083
Average Annual Return [Line Items]
Average Annual Return, Percent	(34.82%)				(16.15%)		(19.96%)
Without Sales Load [Member] | C000024084
Average Annual Return [Line Items]
Average Annual Return, Percent	(34.97%)				(16.88%)		(20.70%)
Without Sales Load [Member] | C000024080
Average Annual Return [Line Items]
Average Annual Return, Percent	(66.04%)				(36.23%)		(33.28%)
Without Sales Load [Member] | C000024081
Average Annual Return [Line Items]
Average Annual Return, Percent	(66.49%)				(36.37%)		(33.68%)
Without Sales Load [Member] | C000034786
Average Annual Return [Line Items]
Average Annual Return, Percent	(57.53%)				(28.44%)		(30.55%)
Without Sales Load [Member] | C000034787
Average Annual Return [Line Items]
Average Annual Return, Percent	(58.00%)				(29.07%)		(31.22%)
Without Sales Load [Member] | C000008378
Average Annual Return [Line Items]
Average Annual Return, Percent	(30.05%)				(16.75%)		(24.95%)
Without Sales Load [Member] | C000008379
Average Annual Return [Line Items]
Average Annual Return, Percent	(30.23%)				(17.40%)		(25.58%)
Without Sales Load [Member] | C000008384
Average Annual Return [Line Items]
Average Annual Return, Percent	(34.14%)				(28.99%)		(38.19%)
Without Sales Load [Member] | C000008385
Average Annual Return [Line Items]
Average Annual Return, Percent	(34.76%)				(29.71%)		(38.79%)
Without Sales Load [Member] | C000008380
Average Annual Return [Line Items]
Average Annual Return, Percent	(45.24%)				(18.42%)		(27.56%)
Without Sales Load [Member] | C000008381
Average Annual Return [Line Items]
Average Annual Return, Percent	(44.95%)				(19.02%)		(28.18%)
Without Sales Load [Member] | C000008344
Average Annual Return [Line Items]
Average Annual Return, Percent	63.07%				2.72%		10.21%
Without Sales Load [Member] | C000008345
Average Annual Return [Line Items]
Average Annual Return, Percent	61.51%				1.71%		9.11%
Without Sales Load [Member] | C000008417
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.88%)				(13.61%)		(6.16%)
Without Sales Load [Member] | C000008418
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.79%)				(14.45%)		(7.09%)
Without Sales Load [Member] | C000008413
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%				8.70%		8.13%
Without Sales Load [Member] | C000008414
Average Annual Return [Line Items]
Average Annual Return, Percent	3.00%				7.63%		7.08%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%				(0.40%)		1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%				(0.40%)		1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%				(0.40%)		1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%				(0.40%)		1.35%
S&P Banks Select Industry Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Banks Select Industry Index
Average Annual Return, Percent	27.40%				10.42%		11.19%
S&P Banks Select Industry Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Banks Select Industry Index
Average Annual Return, Percent	27.40%				10.42%		11.19%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.56%				12.86%		15.08%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.56%				12.86%		15.08%
S&P Biotechnology Select Industry Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Biotechnology Select Industry Index
Average Annual Return, Percent	72.74%				3.87%		9.27%
S&P Biotechnology Select Industry Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Biotechnology Select Industry Index
Average Annual Return, Percent	72.74%				3.87%		9.27%
Bloomberg Bitcoin Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Bitcoin Index
Average Annual Return, Percent	(46.13%)				9.12%	9.46%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.56%				12.86%		15.08%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.56%				12.86%		15.08%
S&P Communication Services Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Communication Services Select Sector Index
Average Annual Return, Percent	1.95%				6.75%		12.87%
S&P Communication Services Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Communication Services Select Sector Index
Average Annual Return, Percent	1.95%				6.75%		12.87%
S&P Consumer Discretionary Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Consumer Discretionary Select Sector Index
Average Annual Return, Percent	5.72%				6.12%		12.30%
S&P Consumer Discretionary Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Consumer Discretionary Select Sector Index
Average Annual Return, Percent	5.72%				6.12%		12.30%
S&P Consumer Staples Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Consumer Staples Select Sector Index
Average Annual Return, Percent	9.64%				6.41%		7.48%
S&P Consumer Staples Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Consumer Staples Select Sector Index
Average Annual Return, Percent	9.64%				6.41%		7.48%
Bloomberg Ethereum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Ethereum Index
Average Annual Return, Percent	(50.10%)		(18.36%)
S&P Energy Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Energy Select Sector Index
Average Annual Return, Percent	40.93%				23.78%		10.33%
S&P Energy Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Energy Select Sector Index
Average Annual Return, Percent	40.93%				23.78%		10.33%
ProFunds Europe 30 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ProFunds Europe 30 Index<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Average Annual Return, Percent	37.37%				10.69%		7.93%
ProFunds Europe 30 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ProFunds Europe 30 Index<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Average Annual Return, Percent	37.37%				10.69%		7.93%
ICE US DOLLAR INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Dollar Index
Average Annual Return, Percent	(0.08%)				1.64%		0.45%
ICE US DOLLAR INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Dollar Index
Average Annual Return, Percent	(0.08%)				1.64%		0.45%
S&P Financial Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Financial Select Sector Index
Average Annual Return, Percent	10.52%				11.27%		13.68%
S&P Financial Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Financial Select Sector Index
Average Annual Return, Percent	10.52%				11.27%		13.68%
S&P 500 Health Care Sector TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Health Care Select Sector Index
Average Annual Return, Percent	26.92%				6.02%		9.97%
S&P 500 Health Care Sector TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Health Care Select Sector Index
Average Annual Return, Percent	26.92%				6.02%		9.97%
S&P Industrial Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Industrials Select Sector Index
Average Annual Return, Percent	19.86%				13.49%		14.03%
S&P Industrial Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Industrials Select Sector Index
Average Annual Return, Percent	19.86%				13.49%		14.03%
Dow Jones Internet Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Internet Composite Index
Average Annual Return, Percent	0.86%				3.10%		14.09%
Dow Jones Internet Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Internet Composite Index
Average Annual Return, Percent	0.86%				3.10%		14.09%
S&P 500 Growth TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	19.42%				13.32%		17.40%
S&P 500 Growth TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	19.42%				13.32%		17.40%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	19.71%				11.57%		11.84%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	19.71%				11.57%		11.84%
S&P Materials Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Materials Select Sector Index
Average Annual Return, Percent	17.07%				5.88%		9.78%
S&P Materials Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Materials Select Sector Index
Average Annual Return, Percent	17.07%				5.88%		9.78%
S&P MidCap 400 Growth TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	21.18%				7.57%		10.96%
S&P MidCap 400 Growth TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	21.18%				7.57%		10.96%
S&P MidCap 400 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.92%				8.47%		10.91%
S&P MidCap 400 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.92%				8.47%		10.91%
S&P MidCap 400 Value TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	20.77%				9.25%		10.55%
S&P MidCap 400 Value TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	20.77%				9.25%		10.55%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.58%				14.47%		20.66%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.58%				14.47%		20.66%
S&P Oil & Gas Equipment & Services Select Industry Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Oil & Gas Equipment & Services Select Industry Index
Average Annual Return, Percent	69.67%				17.58%		(3.08%)
S&P Oil & Gas Equipment & Services Select Industry Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Oil & Gas Equipment & Services Select Industry Index
Average Annual Return, Percent	69.67%				17.58%		(3.08%)
S&P Pharmaceuticals Select Industry Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Pharmaceuticals Select Industry Index
Average Annual Return, Percent	65.86%				7.33%		4.97%
S&P Pharmaceuticals Select Industry Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Pharmaceuticals Select Industry Index
Average Annual Return, Percent	65.86%				7.33%		4.97%
Dow Jones Precious Metals Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Precious Metals℠ Index
Average Annual Return, Percent	43.99%				16.92%		10.84%
Dow Jones Precious Metals Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Precious Metals℠ Index
Average Annual Return, Percent	43.99%				16.92%		10.84%
S&P Real Estate Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Real Estate Select Sector Index
Average Annual Return, Percent	12.61%				2.88%		6.35%
S&P Real Estate Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Real Estate Select Sector Index
Average Annual Return, Percent	12.61%				2.88%		6.35%
S&P U.S. Treasury Bond Current 10-Year TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P U.S. Treasury Bond Current 10-Year Total Return Index
Average Annual Return, Percent	1.77%				(2.38%)		(0.16%)
S&P U.S. Treasury Bond Current 10-Year TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P U.S. Treasury Bond Current 10-Year Total Return Index
Average Annual Return, Percent	1.77%				(2.38%)		(0.16%)
S&P U.S. Treasury Bond Current 30-Year TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P U.S. Treasury Bond Current 30-Year Total Retun Index
Average Annual Return, Percent	(0.83%)				(8.86%)		(3.08%)
S&P U.S. Treasury Bond Current 30-Year TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P U.S. Treasury Bond Current 30-Year Total Retun Index
Average Annual Return, Percent	(0.83%)				(8.86%)		(3.08%)
ICE US DOLLAR INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Dollar Index
Average Annual Return, Percent	(0.08%)				1.64%		0.45%
ICE US DOLLAR INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Dollar Index
Average Annual Return, Percent	(0.08%)				1.64%		0.45%
Dow Jones U.S. Semiconductors Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Semiconductors℠ Index
Average Annual Return, Percent	50.18%				38.63%		35.02%
Dow Jones U.S. Semiconductors Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Semiconductors℠ Index
Average Annual Return, Percent	50.18%				38.63%		35.02%
Bloomberg Bitcoin Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Bitcoin Index
Average Annual Return, Percent	(46.13%)			30.71%
S&P Energy Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Energy Select Sector Index
Average Annual Return, Percent	40.93%				23.78%		10.33%
S&P Energy Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Energy Select Sector Index
Average Annual Return, Percent	40.93%				23.78%		10.33%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.58%				14.47%		20.66%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.58%				14.47%		20.66%
Dow Jones Precious Metals Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Precious Metals℠ Index
Average Annual Return, Percent	43.99%				16.92%		10.84%
Dow Jones Precious Metals Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Precious Metals℠ Index
Average Annual Return, Percent	43.99%				16.92%		10.84%
S&P Real Estate Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Real Estate Select Sector Index
Average Annual Return, Percent	12.61%				2.88%		6.35%
S&P Real Estate Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Real Estate Select Sector Index
Average Annual Return, Percent	12.61%				2.88%		6.35%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	34.18%				7.11%		10.64%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	34.18%				7.11%		10.64%
S&P SmallCap 600 Growth TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	30.44%				6.69%		11.13%
S&P SmallCap 600 Growth TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	30.44%				6.69%		11.13%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	34.18%				7.11%		10.64%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	34.18%				7.11%		10.64%
S&P SmallCap 600 Value TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	37.16%				8.14%		10.19%
S&P SmallCap 600 Value TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	37.16%				8.14%		10.19%
S&P Technology Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Technology Select Sector Index
Average Annual Return, Percent	34.35%				18.97%		23.86%
S&P Technology Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Technology Select Sector Index
Average Annual Return, Percent	34.35%				18.97%		23.86%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.56%				12.86%		15.08%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.56%				12.86%		15.08%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.56%				12.86%		15.08%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	19.56%				12.86%		15.08%
S&P China Select ADR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P China Select ADR Index (USD)
Average Annual Return, Percent	(8.04%)				(6.37%)		0.54%
S&P China Select ADR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P China Select ADR Index (USD)
Average Annual Return, Percent	(8.04%)				(6.37%)		0.54%
DJ Industrial Average - Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	20.91%				10.57%		13.40%
DJ Industrial Average - Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	20.91%				10.57%		13.40%
S&P Emerging 50 ADR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Emerging 50 ADR Index (USD)
Average Annual Return, Percent	19.84%				7.01%		9.51%
S&P Emerging 50 ADR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Emerging 50 ADR Index (USD)
Average Annual Return, Percent	19.84%				7.01%		9.51%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	24.33%				9.31%		9.33%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	24.33%				9.31%		9.33%
Nikkei 225 Stock Average-USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nikkei 225 Stock Average - USD
Average Annual Return, Percent	50.72%				12.35%		11.71%
Nikkei 225 Stock Average-USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nikkei 225 Stock Average - USD
Average Annual Return, Percent	50.72%				12.35%		11.71%
S&P Latin America 35 ADR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Latin America 35 ADR Index
Average Annual Return, Percent	48.91%				13.80%		8.95%
S&P Latin America 35 ADR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Latin America 35 ADR Index
Average Annual Return, Percent	48.91%				13.80%		8.95%
S&P MidCap 400 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.92%				8.47%		10.91%
S&P MidCap 400 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.92%				8.47%		10.91%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.58%				14.47%		20.66%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.58%				14.47%		20.66%
S&P China Select ADR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P China Select ADR Index (USD)
Average Annual Return, Percent	(8.04%)				(6.37%)		0.54%
S&P China Select ADR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P China Select ADR Index (USD)
Average Annual Return, Percent	(8.04%)				(6.37%)		0.54%
DJ Industrial Average - Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	20.91%				10.57%		13.40%
DJ Industrial Average - Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	20.91%				10.57%		13.40%
S&P Emerging 50 ADR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Emerging 50 ADR Index (USD)
Average Annual Return, Percent	19.84%				7.01%		9.51%
S&P Emerging 50 ADR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Emerging 50 ADR Index (USD)
Average Annual Return, Percent	19.84%				7.01%		9.51%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	24.33%				9.31%		9.33%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	24.33%				9.31%		9.33%
Nikkei 225 Stock Average-USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nikkei 225 Stock Average - USD
Average Annual Return, Percent	50.72%				12.35%		11.71%
Nikkei 225 Stock Average-USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nikkei 225 Stock Average - USD
Average Annual Return, Percent	50.72%				12.35%		11.71%
S&P Latin America 35 ADR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Latin America 35 ADR Index
Average Annual Return, Percent	48.91%				13.80%		8.95%
S&P Latin America 35 ADR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Latin America 35 ADR Index
Average Annual Return, Percent	48.91%				13.80%		8.95%
S&P MidCap 400 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.92%				8.47%		10.91%
S&P MidCap 400 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.92%				8.47%		10.91%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.58%				14.47%		20.66%
NASDAQ 100 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.58%				14.47%		20.66%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	34.18%				7.11%		10.64%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	34.18%				7.11%		10.64%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	34.18%				7.11%		10.64%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	34.18%				7.11%		10.64%
S&P U.S. Treasury Bond Current 30-Year TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P U.S. Treasury Bond Current 30-Year Total Retun Index
Average Annual Return, Percent	(0.83%)				(8.86%)		(3.08%)
S&P U.S. Treasury Bond Current 30-Year TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P U.S. Treasury Bond Current 30-Year Total Retun Index
Average Annual Return, Percent	(0.83%)				(8.86%)		(3.08%)
S&P 500 Utilities Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Utilities Select Sector Index
Average Annual Return, Percent	6.41%				9.41%		8.94%
S&P 500 Utilities Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Utilities Select Sector Index
Average Annual Return, Percent	6.41%				9.41%		8.94%
iBoxx Liquid High Yield Index USD TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Markit iBoxx $ Liquid High Yield Index
iBoxx Liquid High Yield Index USD TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Markit iBoxx $ Liquid High Yield Index
iBoxx Liquid High Yield Index USD TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Markit iBoxx $ Liquid High Yield Index
iBoxx Liquid High Yield Index USD TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Markit iBoxx $ Liquid High Yield Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
STOXX Europe 50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX Europe 50<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
STOXX Europe 50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX Europe 50<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
NASDAQ Composite Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq Composite Index
NASDAQ Composite Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq Composite Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
NASDAQ Composite Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq Composite Index
NASDAQ Composite Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq Composite Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Nikkei 225 Stock Average-JPY
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nikkei 225 Stock Average - JPY
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Nikkei 225 Stock Average-JPY
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nikkei 225 Stock Average - JPY
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
NASDAQ Composite Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq Composite Index
NASDAQ Composite Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq Composite Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Nikkei 225 Stock Average-JPY
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nikkei 225 Stock Average - JPY
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Nikkei 225 Stock Average-JPY
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nikkei 225 Stock Average - JPY
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
NASDAQ Composite Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq Composite Index
NASDAQ Composite Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq Composite Index
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index